Leases - Summary of Future Lease Payments to be Received Under Operating Lease Contracts for Lessor (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of lease payments to be received [Line Items]
Future lease payments to be received under the lease contracts	₩ 1,236,814	₩ 725,104
Within one year
Disclosure of maturity analysis of lease payments to be received [Line Items]
Future lease payments to be received under the lease contracts	377,153	240,005
After one year but within two years
Disclosure of maturity analysis of lease payments to be received [Line Items]
Future lease payments to be received under the lease contracts	347,539	223,074
After two years but within three years
Disclosure of maturity analysis of lease payments to be received [Line Items]
Future lease payments to be received under the lease contracts	262,176	156,859
After three years but within four years
Disclosure of maturity analysis of lease payments to be received [Line Items]
Future lease payments to be received under the lease contracts	170,391	80,174
After four years but within five years
Disclosure of maturity analysis of lease payments to be received [Line Items]
Future lease payments to be received under the lease contracts	₩ 79,555	₩ 24,992